Schedule of intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	$ 1,123
Amortization	(92)	$ (56)
Balance at March 31, 2026	1,219
Data library [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	1,123
Additions	188
Amortization	(92)
Balance at March 31, 2026	1,219
Data library [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	2,534
Balance at March 31, 2026	2,722
Data library [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2025	(1,411)
Balance at March 31, 2026	$ (1,503)